SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] $ in Millions	Jan. 13, 2026 USD ($)
[custom:InvestorsRolloverEquityRate]	100.00%
Digital Asset Acquisition Crop [Member] | Business Combination Agreement [Member] | Maximum [Member] | Old Glory Holding Co [Member]
Closing aggregate cash amount	$ 50